UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Oscar S. Schafer
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Oscar S. Schafer           New York, NY              8/14/08
       ------------------------   ------------------------------  ----------
               [Signature]               [City, State]              [Date]

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    38
                                                -------------

Form 13F Information Table Value Total:            $2,230,012
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


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                                     Form 13F INFORMATION TABLE



            COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
----------------------------- -------------- ----------- ---------- ---------- ---- ---- ----------- ---------- --------------------
                                                           VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
         NAME OF ISSUER       TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT    PRN CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
----------------------------- -------------- ----------- ---------- ---------- ---- ---- ----------- ---------- -------  ------ ----
ACCO BRANDS CORP              COM            00081T108   11,093       987,800   SH           SOLE               987,800

ACXIOM CORP                   COM            005125109   19,046     1,657,573   SH           SOLE             1,657,573

ANADARKO PETE CORP            COM            032511107   92,914     1,241,500   SH           SOLE             1,241,500

AVIS BUDGET GROUP             COM            053774105   44,598     5,328,333   SH           SOLE             5,328,333

CANADIAN NAT RES LTD          COM            136385101  104,761     1,045,000   SH           SOLE             1,045,000

COMMSCOPE INC                 COM            203372107   79,216     1,501,150   SH           SOLE             1,501,150

CRYOLIFE INC                  COM            228903100   27,611     2,413,585   SH           SOLE             2,413,585

ENDO PHARMACEUTICALS HLDGS I  COM            29264F205   67,200     2,778,000   SH           SOLE             2,778,000

ENZON PHARMACEUTICALS INC     COM            293904108    8,788     1,234,200   SH           SOLE             1,234,200

EXTERRAN HLDGS INC            COM            30225X103   79,222     1,108,150   SH           SOLE             1,108,150

FIDELITY NATIONAL FINANCIAL   CL A           31620R105   93,575     7,426,600   SH           SOLE             7,426,600

FIDELITY NATL INFORMATION SV  COM            31620M106  129,923     3,520,000   SH           SOLE             3,520,000

FLAMEL TECHNOLOGIES SA        SPONSORED ADR  338488109   62,523     6,246,047   SH           SOLE             6,246,047

FLOWSERVE CORP                COM            34354P105   81,391       595,400   SH           SOLE               595,400

FORDING CDN COAL TR           TR UNIT        345425102   49,746       520,300   SH           SOLE               520,300

HEXCEL CORP NEW               COM            428291108   32,405     1,678,997   SH           SOLE             1,678,997

INTERNATIONAL FLAVORS&FRAGRA  COM            459506101   54,696     1,400,300   SH           SOLE             1,400,300

LAM RESEARCH CORP             COM            512807108   41,793     1,156,113   SH           SOLE             1,156,113

MEDIVATION INC                COM            58501N101   34,252     2,895,314   SH           SOLE             2,895,314

METAVANTE TECHNOLOGIES INC    COM            591407101   33,416     1,477,295   SH           SOLE             1,477,295

NEXEN INC                     COM            65334H102   40,030     1,002,000   SH           SOLE             1,002,000

NOKIA CORP                    SPONSORED ADR  654902204   23,275       950,000   SH           SOLE               950,000

NOVEN PHARMACEUTICALS INC     COM            670009109   36,610     3,424,690   SH           SOLE             3,424,690

PAR PHARMACEUTICAL COS INC    COM            69888P106   30,027     1,850,100   SH           SOLE             1,850,100

PETRO-CDA                     COM            71644E102   72,387     1,290,000   SH           SOLE             1,290,000

SAFEWAY INC                   COM NEW        786514208    4,273       149,670   SH           SOLE               149,670

SALLY BEAUTY HLDGS INC        COM            79546E104   99,627    15,422,132   SH           SOLE            15,422,132

SHIRE LIMITED                 SPONSORED ADR  82481R106   79,089     1,609,800   SH           SOLE             1,609,800

SMART BALANCE INC             COM            83169Y108   46,737     6,482,270   SH           SOLE             6,482,270

SOUTHERN UN CO NEW            COM            844030106   35,250     1,304,600   SH           SOLE             1,304,600

TALISMAN ENERGY INC           COM            87425E103   68,935     3,115,000   SH           SOLE             3,115,000

TIME WARNER INC               COM            887317105   48,840     3,300,000   SH           SOLE             3,300,000

TRANSALTA CORP                COM            89346D107  106,377     2,937,200   SH           SOLE             2,937,200

TYCO INTL LTD BERMUDA         SHS            G9143X208  114,339     2,855,625   SH           SOLE             2,855,625

ULURU INC                     COM            90403T100   10,869    11,687,415   SH           SOLE            11,687,415

WESTERN UN CO                 COM            959802109   69,557     2,813,777   SH           SOLE             2,813,777

WYNDHAM WORLDWIDE CORP        COM            98310W108  115,646     6,457,059   SH           SOLE             6,457,059

WYNN RESORTS LTD              COM            983134107   79,975       983,100   SH           SOLE               983,100

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